JPMorgan Floating Rate Income Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 85.8% (a)
Aerospace & Defense — 2.2%
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 10/31/2030 (b)	790	793
Goat Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 1/27/2032 (b)	696	698
Spirit AeroSystems, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.34%, 1/15/2027 (b)	771	770
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 2/28/2031 (b)	1,146	1,148
TransDigm, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/22/2030 (b)	680	680
Vertex Aerospace Services Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 12/6/2030 (b)	568	570
		4,659
Automobile Components — 2.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 1/31/2031 (b)	1,685	1,689
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%; 6-MONTH CME TERM SOFR + 3.00%), 6.99%, 12/13/2029 (b)	1,000	1,001
Clarios Global LP, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.50%), 6.42%, 5/6/2030 (b)	491	491
(1-MONTH CME TERM SOFR + 2.75%), 6.67%, 1/28/2032 (b)	590	592
DexKo Global, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.78%, 10/4/2028 (b)	812	800
		4,573
Beverages — 0.7%
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (b)	1,399	1,401
Broadline Retail — 0.4%
Shutterfly Finance LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.00%), 9.84%, 10/1/2027 (b)	218	218
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.82%, 10/1/2027 (b)	769	733
		951
Building Products — 3.7%
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 5/14/2029 (b)	651	653
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.96%, 9/8/2032 (b)	1,104	1,106
EMRLD Borrower LP, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031 (b)	1,431	1,431
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 5/31/2030 (b)	1,035	1,035
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 1/24/2029 (b)	477	479
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 3/28/2031 (b)	1,260	1,257
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 3/19/2029 (b)	1,206	1,208
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 2/10/2032 (b)	555	555
		7,724
Capital Markets — 1.0%
Acuren Delaware Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 7/30/2031 (b)	1,132	1,137
CPI Holdco B LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 5/19/2031 (b)	996	997
		2,134
Chemicals — 1.2%
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.84%, 6/12/2031 (b)	1,377	1,377
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 2/18/2030 (b)	1,447	1,219
		2,596
Commercial Services & Supplies — 5.4%
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.27%, 8/20/2032 (b)	482	484
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 1/3/2029 (b)	905	906
BIFM CA Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 5/31/2028 (b)	572	574

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Commercial Services & Supplies — continued
Conservice Midco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.72%, 5/13/2030 (b)	1,173	1,177
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.33%, 6/9/2028 (b)	1,406	1,405
Garda World Security Corp., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.00%), 6.95%, 2/1/2029 (b) (c)	1,038	1,036
Guardian US Holdco LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.50%, 1/31/2030 (b)	978	978
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028 (b)	1,556	1,561
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (6-MONTH CME TERM SOFR + 2.00%), 6.13%, 10/15/2030 (b) (c)	1,735	1,733
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/19/2031 (b)	1,447	1,451
		11,305
Construction & Engineering — 1.6%
Blackfin Pipeline LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.94%, 10/1/2032 (b) (c)	1,125	1,125
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.03%, 1/21/2028 (b)	1,606	1,609
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.20%, 1/24/2031 (b)	737	738
		3,472
Consumer Staples Distribution & Retail — 1.6%
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (b) (d)	4,133	1,027
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.83% (PIK) + 11.50%), 15.44%, 6/30/2026 ‡ (b) (d)	749	712
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.34%, 1/2/2029 ‡ (b) (d)	780	741
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.34%, 1/2/2029 ‡ (b) (d)	854	811
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (b) (d)	3,383	—
		3,291
Containers & Packaging — 2.6%
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 4/1/2032 (b)	1,165	1,157
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/4/2027 (b)	1,191	1,194
LABL, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.94%, 10/30/2028 (b)	1,499	1,026
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 3.50%), 7.43%, 12/26/2025 (b)	1,329	1,310
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 7.75%, 9/15/2028 (b)	807	779
		5,466
Diversified Consumer Services — 2.3%
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 10/16/2031 (b)	707	710
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.52%, 3/27/2031 (b)	768	771
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 12/7/2028 (b)	1,169	1,131
St. George's University Scholastic Services LLC, 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 2/12/2029 (b)	937	916
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 1/30/2031 (b)	1,221	1,221
		4,749
Diversified Telecommunication Services — 2.1%
Altafiber Virginia LLC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 11/23/2028 (b)	1,087	1,088
Altice Financing SA, 1st Lien Term Loan (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 8.90%, 10/29/2027 (b) (c)	644	473
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 6.88%), 10.86%, 5/30/2031 (b)	480	480
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 9/20/2030 (b) (c)	789	754
Level 3 Financing, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 3/29/2032 (b) (c)	550	551

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Diversified Telecommunication Services — continued
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.38%, 4/16/2029 (b)	530	527
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.38%, 4/15/2030 (b)	542	538
		4,411
Electric Utilities — 1.7%
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.82%, 12/15/2027 (b)	1,293	1,297
NRG Energy, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%; 3-MONTH CME TERM SOFR + 1.75%), 5.62%, 4/16/2031 (b)	1,152	1,153
Vistra Operations Co. LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 12/20/2030 (b) (c)	1,140	1,144
		3,594
Electrical Equipment — 1.3%
BCP VI Summit Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.98%, 1/30/2032 (b)	1,023	1,027
Vertiv Group Corp., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 8/12/2032 (b) (c)	1,632	1,638
		2,665
Electronic Equipment, Instruments & Components — 1.8%
Coherent Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 7/2/2029 (b)	671	672
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.48%, 12/2/2031 (b)	1,266	1,266
Mirion Technologies, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 6/4/2032 (b)	642	645
Sanmina Corp., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 5.99%, 10/27/2032 (b)	1,207	1,208
		3,791
Entertainment — 1.1%
Crown Finance US, Inc., 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.48%, 12/2/2031 (b)	1,261	1,259
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.00%), 5.87%, 11/21/2031 (b)	1,078	1,081
		2,340
Financial Services — 2.1%
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 4/16/2029 (b)	713	713
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 11/17/2031 (b)	1,163	1,163
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.11%, 9/24/2030 (b)	1,128	1,133
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 6/30/2032 (b)	590	594
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 6/24/2031 (b)	826	826
		4,429
Ground Transportation — 1.9%
First Student Bidco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030 (b)	1,108	1,110
First Student Bidco, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030 (b)	252	253
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 4/10/2031 (b)	1,513	1,511
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.53%, 6/30/2028 (b)	1,221	1,008
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.53%, 6/30/2028 (b)	240	198
		4,080
Health Care Equipment & Supplies — 3.1%
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.17%, 1/15/2031 (b)	1,227	1,234
Insulet Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.97%, 8/4/2031 (b)	1,478	1,486
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 10/23/2028 (b)	3,053	3,057
Resonetics LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.59%, 6/18/2031 (b)	682	682
		6,459

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — 4.1%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 9/20/2032 (b)	1,003	1,003
Global Medical Response, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.38%, 10/1/2032 (b)	675	678
ICON Luxembourg SARL, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 7/3/2028 (b)	224	226
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 4/15/2031 (b)	774	777
Option Care Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 9/16/2032 (b)	1,364	1,369
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 11/15/2028 (b)	1,154	1,158
PRA Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 7/3/2028 (b)	56	56
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.50%, 6/30/2032 (b)	900	896
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.00%, 9/27/2030 (b)	1,202	1,203
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 12/19/2030 (b)	1,005	1,007
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.03%, 6/28/2028 (b) (c)	319	301
		8,674
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 2/6/2030 (b)	609	603
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 2/6/2031 (b)	830	820
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 3/14/2031 (b)	821	821
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/3/2028 (b) (c)	500	501
		2,745
Independent Power and Renewable Electricity Producers — 0.3%
Talen Energy Supply LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.76%, 10/12/2032 (b) (c)	532	532
Insurance — 4.2%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 9/19/2031 (b)	1,207	1,207
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.27%, 8/21/2028 (b)	1,283	1,280
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.17%, 9/19/2030 (b)	436	428
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.28%, 7/30/2027 (b)	284	283
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.28%, 1/31/2028 (b)	1,235	1,180
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 6/20/2030 (b)	1,582	1,588
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 7/31/2031 (b) (c)	1,660	1,662
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 9/27/2030 (b)	491	492
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 11/21/2029 (b)	674	675
		8,795
IT Services — 2.6%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.00%, 2/3/2031 (b)	1,261	1,253
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.27%, 12/6/2027 (b)	822	824
Indy US Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.47%, 10/31/2030 (b)	982	981
MH Sub I LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 4.25%), 8.25%, 5/3/2028 (b)	504	454
(1-MONTH CME TERM SOFR + 4.25%), 8.17%, 12/31/2031 (b)	346	281
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.09%, 7/1/2031 (b)	944	924
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 2/15/2029 (b)	855	853
		5,570

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Leisure Products — 0.4%
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2025 ‡ (e) (f)	3,334	33
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.97%, 3/18/2030 (b)	843	844
		877
Machinery — 2.9%
Crosby US Acquisition Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.42%, 8/16/2029 (b)	830	834
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 11/16/2029 (b)	199	199
Madison Safety & Flow LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 9/26/2031 (b)	1,207	1,211
SPX FLOW, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 4/5/2029 (b)	1,639	1,647
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 10/8/2031 (b)	1,343	1,347
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (Germany) (6-MONTH CME TERM SOFR + 3.00%), 7.20%, 4/30/2030 (b)	936	941
		6,179
Media — 3.2%
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 6.24%, 12/15/2031 (b)	1,741	1,736
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.03%, 8/23/2028 (b)	1,776	1,778
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.10%, 8/2/2027 (b)	34	34
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.42%, 11/30/2029 (b)	874	851
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 7.10%, 12/1/2028 (b)	490	490
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.81%, 5/1/2029 (b)	2,067	1,839
		6,728
Metals & Mining — 0.4%
Novelis, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 3/11/2032 (b)	811	811
Oil, Gas & Consumable Fuels — 3.9%
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 11/22/2032 (b)	240	240
Colossus Acquireco LLC, 1st Lien Term Loan (1-Day CME TERM SOFR + 1.75%), 5.87%, 7/30/2032 (b)	926	922
CPPIB OVM Member US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 8/20/2031 (b)	1,397	1,400
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 10/15/2031 (b)	987	989
NGL Energy Operating LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.42%, 2/3/2031 (b)	1,448	1,453
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.24%, 8/16/2030 (b)	1,263	1,265
Prairie Acquiror LP, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 3.75%), 7.67%, 8/1/2029 (b)	1,222	1,229
Whitewater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 5.81%, 2/15/2030 (b)	640	638
		8,136
Passenger Airlines — 1.5%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (b) (c)	1,527	1,526
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 8.75%, 8/13/2029 (b)	1,184	1,090
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.74%, 4/1/2031 (b)	460	463
		3,079
Personal Care Products — 0.9%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.78%, 5/17/2028 (b)	1,288	634
Knowlton Development Corp., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.50%), 7.42%, 8/15/2028 (b)	1,170	1,171
		1,805

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Pharmaceuticals — 1.5%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.17%, 10/8/2030 (b)	923	910
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 10/29/2032 (b)	276	276
Endo Finance Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.92%, 4/23/2031 (b)	1,237	1,222
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 5/5/2028 (b)	684	686
		3,094
Professional Services — 4.7%
Creative Artists Agency LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 10/1/2031 (b)	1,352	1,354
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.84%, 8/1/2029 (b)	774	777
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 10/31/2031 (b)	885	875
Grant Thornton Advisors LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 6/2/2031 (b)	1,289	1,287
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 1/17/2031 (b)	1,022	1,026
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 5/9/2031 (b)	858	861
VT Topco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.97%, 8/9/2030 (b) (c)	1,149	1,132
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.98%, 1/27/2031 (b)	2,557	2,560
		9,872
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.78%, 2/1/2029 (b)	1,150	1,131
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.28%, 2/1/2030 (b)	896	844
		1,975
Software — 9.3%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 2/15/2029 (b)	1,709	1,705
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/25/2031 (b)	1,528	1,532
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.82%, 7/30/2031 (b)	1,378	1,372
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.25%, 7/6/2029 (b)	1,532	1,270
Cloud Software Group, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.25%), 7.23%, 3/21/2031 (b)	872	869
Dawn Bidco LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 6.76%, 10/7/2032 (b) (c)	995	992
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 10.92%, 2/16/2029 (b)	345	310
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 1/30/2032 (b)	2,891	2,846
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.75%, 11/13/2031 (b) (c)	1,297	1,300
Icon Parent I, Inc., 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.84%, 11/12/2032 (b)	320	320
Project Boost Purchaser LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 7/16/2031 (b)	1,251	1,250
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 8/31/2028 (b)	1,141	1,145
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.26%, 4/24/2028 (b)	775	774
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.67%, 11/28/2028 (b)	618	616
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.67%, 5/12/2028 (b)	1,178	1,072
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.53%, 3/24/2028 (b)	411	387
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 2/10/2031 (b)	1,831	1,829
		19,589
Specialty Retail — 2.4%
AWS Claire's LLC, 1st Lien Term Loan, 10.00%, 9/18/2030 ‡	109	109
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.51%, 3/3/2028 (b)	736	723
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.96%, 8/18/2032 (b)	1,161	1,150
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.62%, 6/29/2028 (b)	630	589

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 9.60%, 8/23/2029 (b)	1,440	1,350
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 10/19/2029 (b)	1,145	1,148
		5,069
Textiles, Apparel & Luxury Goods — 0.5%
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 8/26/2031 (b) (c)	1,087	1,090
Trading Companies & Distributors — 0.5%
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 4/30/2032 (b) (c)	1,000	1,002
Wireless Telecommunication Services — 0.3%
Connect Finco SARL, 1st Lien Term Loan (United Kingdom) (1-MONTH CME TERM SOFR + 4.50%), 8.42%, 9/13/2029 (b)	549	545
Total Loan Assignments (Cost $192,265)		180,257
Corporate Bonds — 8.5%
Chemicals — 1.2%
Chemours Co. (The) 5.75%, 11/15/2028 (g)	1,250	1,213
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (g)	250	213
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,000	979
		2,405
Consumer Finance — 0.2%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	500	495
Diversified Telecommunication Services — 1.0%
CCO Holdings LLC 4.50%, 8/15/2030 (g)	2,250	2,105
Financial Services — 0.3%
Rocket Cos., Inc. 6.50%, 8/1/2029 (g)	575	596
Ground Transportation — 0.6%
Avis Budget Car Rental LLC 4.75%, 4/1/2028 (g)	1,250	1,219
Health Care Providers & Services — 0.2%
Tenet Healthcare Corp. 4.63%, 6/15/2028	500	500
Hotels, Restaurants & Leisure — 0.8%
Vail Resorts, Inc. 5.63%, 7/15/2030 (g)	560	568
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (g)	1,100	1,106
		1,674
Household Durables — 0.5%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (g)	665	450
Newell Brands, Inc. 8.50%, 6/1/2028 (g)	560	583
		1,033
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (g)	275	276
Media — 1.3%
DISH DBS Corp. 5.25%, 12/1/2026 (g)	750	732
Sirius XM Radio LLC 4.00%, 7/15/2028 (g)	1,600	1,560
Stagwell Global LLC 5.63%, 8/15/2029 (g)	500	486
		2,778

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 2.1%
Civitas Resources, Inc. 8.38%, 7/1/2028 (g)	1,250	1,289
Harvest Midstream I LP 7.50%, 9/1/2028 (g)	550	558
Hess Midstream Operations LP 5.88%, 3/1/2028 (g)	103	105
Kinetik Holdings LP 6.63%, 12/15/2028 (g)	1,000	1,029
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (g)	475	482
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,010
		4,473
Semiconductors & Semiconductor Equipment — 0.2%
Synaptics, Inc. 4.00%, 6/15/2029 (g)	350	336
Total Corporate Bonds (Cost $17,705)		17,890
	SHARES (000)
Common Stocks — 0.8%
Broadline Retail — 0.1%
Moran Foods Backstop Equity ‡ *	22,629,369	23
NMG Parent LLC, Escrow ‡ *	15	196
		219
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	31	—
Media — 0.4%
Clear Channel Outdoor Holdings, Inc. *	284	565
iHeartMedia, Inc., Class A *	32	125
		690
Pharmaceuticals — 0.1%
Mallinckrodt (Luxembourg) ‡	2	247
Mallinckrodt plc, Class B ‡	110,311	—
		247
Specialty Retail — 0.2%
Neiman Marcus ‡ *	1	141
Serta Simmons Bedding LLC *	31	273
		414
Total Common Stocks (Cost $2,719)		1,570
Exchange-Traded Funds — 0.6%
Fixed Income — 0.6%
Invesco Senior Loan ETF (Cost $1,277)	61	1,276

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.1%
Investment Companies — 5.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.85% (h) (i) (Cost $10,736)	10,736	10,736
Total Investments — 100.8% (Cost $224,702)		211,729
Liabilities in Excess of Other Assets — (0.8)%		(1,641)
NET ASSETS — 100.0%		210,088

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(c)	All or a portion of this security is unsettled as of November 30, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Defaulted security.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$219	$219
Machinery	—	—	— (a)	— (a)
Media	690	—	—	690
Pharmaceuticals	—	—	247	247
Specialty Retail	—	273	141	414
Total Common Stocks	690	273	607	1,570
Corporate Bonds	—	17,890	—	17,890
Exchange-Traded Funds	1,276	—	—	1,276
Loan Assignments
Aerospace & Defense	—	4,659	—	4,659
Automobile Components	—	4,573	—	4,573
Beverages	—	1,401	—	1,401
Broadline Retail	—	951	—	951
Building Products	—	7,724	—	7,724
Capital Markets	—	2,134	—	2,134
Chemicals	—	2,596	—	2,596
Commercial Services & Supplies	—	11,305	—	11,305
Construction & Engineering	—	3,472	—	3,472
Consumer Staples Distribution & Retail	—	—	3,291	3,291
Containers & Packaging	—	5,466	—	5,466
Diversified Consumer Services	—	4,749	—	4,749
Diversified Telecommunication Services	—	4,411	—	4,411
Electric Utilities	—	3,594	—	3,594
Electrical Equipment	—	2,665	—	2,665
Electronic Equipment, Instruments & Components	—	3,791	—	3,791
Entertainment	—	2,340	—	2,340
Financial Services	—	4,429	—	4,429
Ground Transportation	—	4,080	—	4,080
Health Care Equipment & Supplies	—	6,459	—	6,459
Health Care Providers & Services	—	8,674	—	8,674
Hotels, Restaurants & Leisure	—	2,745	—	2,745
Independent Power and Renewable Electricity Producers	—	532	—	532
Insurance	—	8,795	—	8,795
IT Services	—	5,570	—	5,570
Leisure Products	—	844	33	877
Machinery	—	6,179	—	6,179
Media	—	6,728	—	6,728
Metals & Mining	—	811	—	811
Oil, Gas & Consumable Fuels	—	8,136	—	8,136
Passenger Airlines	—	3,079	—	3,079
Personal Care Products	—	1,805	—	1,805

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pharmaceuticals	$—	$3,094	$—	$3,094
Professional Services	—	9,872	—	9,872
Semiconductors & Semiconductor Equipment	—	1,975	—	1,975
Software	—	19,589	—	19,589
Specialty Retail	—	4,960	109	5,069
Textiles, Apparel & Luxury Goods	—	1,090	—	1,090
Trading Companies & Distributors	—	1,002	—	1,002
Wireless Telecommunication Services	—	545	—	545
Total Loan Assignments	—	176,824	3,433	180,257
Short-Term Investments
Investment Companies	10,736	—	—	10,736
Total Investments in Securities	$12,702	$194,987	$4,040	$211,729

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025
Investments in Securities:
Common Stocks	$867	$(2,873)	$2,558	$—	$352	$—	$—	$(297)	$607
Convertible Preferred Stocks	3,522	(4,630)	895	—	213	—	—	—	—
Loan Assignments	7,275	—	(4,373)	350	833	(435)	—	(217)	3,433
Total	$11,664	$(7,503)	$(920)	$350	$1,398	$(435)	$—	$(514)	$4,040

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(920).
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$3,434	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (73.26%)

Loan Assignments	3,434
	360	Terms of Restructuring	Expected Recovery	$0.00 - $124.50 ($55.52)

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Common Stocks	360
Total	$3,794

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $246. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.85% (a) (b)	$9,982	$101,967	$101,213	$—	$—	$10,736	10,736	$332	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.